EARNINGS PER CLASS A SHARE (Dividends Declared) (Details) - $ / shares																							12 Months Ended
	Dec. 06, 2017	Nov. 08, 2017	Sep. 06, 2017	Aug. 08, 2017	May 31, 2017	May 10, 2017	Mar. 06, 2017	Feb. 09, 2017	Nov. 12, 2016	Nov. 10, 2016	Sep. 06, 2016	Aug. 09, 2016	Jun. 02, 2016	May 10, 2016	Mar. 04, 2016	Feb. 06, 2016	Dec. 05, 2015	Dec. 04, 2015	Sep. 04, 2015	Aug. 10, 2015	May 06, 2015	Mar. 29, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Dividends declared per share of Class A common stock (in dollars per share)		$ 0.20		$ 0.20		$ 0.20		$ 0.20	$ 0.20	$ 0.20		$ 0.20		$ 0.20		$ 0.20				$ 0.20		$ 0.20	$ 0.6	$ 0.8	$ 0.8
Dividends paid per Class A common stock (in dollars per share)	$ 0.20		$ 0.20		$ 0.20		$ 0.20				$ 0.20		$ 0.20		$ 0.20		$ 0.20	$ 0.20	$ 0.20		$ 0.20		$ 0.6	$ 0.8	$ 0.8